Document and Entity Information	Nov. 21, 2024
Entity Listings [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 21, 2024
Entity File Number	001-16153
Entity Registrant Name	Tapestry, Inc.
Entity Central Index Key	0001116132
Entity Incorporation, State or Country Code	MD
Entity Tax Identification Number	52-2242751
Entity Address, Address Line One	10 Hudson Yards
Entity Address, City or Town	NEW YORK
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10001
City Area Code	212
Local Phone Number	946-8400
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
5.875% Senior Notes due 2031 [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Common Stock, $0.01 par value
Trading Symbol	TPR
Security Exchange Name	NYSE
5.350% Senior Notes due 2025 [Member]
Entity Listings [Line Items]
Title of 12(b) Security	5.350% Senior Notes due 2025
Trading Symbol	TPR25A
Security Exchange Name	NYSE
Common Stock [Member]
Entity Listings [Line Items]
Title of 12(b) Security	5.375% Senior Notes due 2027
Trading Symbol	TPR27A
Security Exchange Name	NYSE
5.375% Senior Notes due 2027 [Member]
Entity Listings [Line Items]
Title of 12(b) Security	5.875% Senior Notes due 2031
Trading Symbol	TPR31
Security Exchange Name	NYSE